Supplemental cash flow information - Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flows Information [Abstract]
Receivables and receivable due from related party	$ 1,600	$ (1,864)
Prepaid expenses and deposits	(144)	(176)
Accounts payable and accrued liabilities	69	(1,720)
Change in non-cash working capital	$ 1,525	$ (3,760)